Schwab Funds®
101 Montgomery Street
San Francisco, CA 94104
May 1, 2009
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Charles Schwab Family of Funds
File Nos. 33-31894 and 811-5954

Post-Effective Amendment No. 72
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated April 30, 2009, for the above-named Trust that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,
/s/ David Lekich
David Lekich
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.